Property, equipment, intangible assets and leases (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property and equipment
(a)    Property and equipment

	Data processing system	Furniture and equipment	Security systems	Facilities	Fixed assets in progress	Other	Total

Balance as of January 1, 2023	50,054	14,707	2,139	34,123	179,485	30,386	310,894
Additions	9,124	11,328	728	338	44,486	—	66,004
Business combination (i)	35,945	1,881	94	797	816	—	39,533
Write-offs	(1,059)	(158)	(8)	(52)	—	—	(1,277)
Transfers	—	1,501	624	18,041	(20,166)	—	—
Foreign exchange	779	16	1	60	—	—	856
Depreciation in the year	(26,923)	(4,740)	(260)	(7,285)	—	(3,440)	(42,648)
Balance as of December 31, 2023	67,920	24,535	3,318	46,022	204,621	26,946	373,362
Cost	178,361	46,815	4,490	90,191	204,621	34,399	558,877
Accumulated depreciation	(110,441)	(22,280)	(1,172)	(44,169)	—	(7,453)	(185,515)

Balance as of January 1, 2024	67,920	24,535	3,318	46,022	204,621	26,946	373,362
Additions	5,311	5,186	524	455	133,332	—	144,808
Write-offs	(67)	(30)	(20)	—	(14,208)	—	(14,325)
Transfers	(8,069)	7,088	19,034	105,807	(123,860)	—	—
Foreign exchange	82	(101)	—	(136)	120	—	(35)
Disposal	—	—	—	—	(10,000)	—	(10,000)
Depreciation in the year	(19,897)	(4,644)	(3,790)	(11,991)	(92)	(3,440)	(43,854)
Balance as of December 31, 2024	45,280	32,034	19,066	140,157	189,913	23,506	449,956
Cost	133,339	54,916	29,752	183,728	192,965	34,399	629,099
Accumulated depreciation	(88,059)	(22,882)	(10,686)	(43,571)	(3,052)	(10,893)	(179,143)

Balance as of January 1, 2025	45,280	32,034	19,066	140,157	189,913	23,506	449,956
Additions	1,053	74	1,356	330	206,472	—	209,285
Write-offs	(55)	(839)	—	(2,551)	(503)	—	(3,948)
Transfers	(2,707)	3,147	1,243	18,477	(20,160)	—	—
Foreign exchange	(138)	(432)	—	(224)	2,084	—	1,290
Disposal (ii)	—	—	—	—	(135,798)	—	(135,798)
Depreciation in the year	(18,917)	(5,148)	(5,068)	(24,548)	(124)	(3,440)	(57,245)
Balance as of December 31, 2025	24,516	28,836	16,597	131,641	241,884	20,066	463,540
Cost	133,596	57,484	32,155	190,524	241,884	34,399	690,042
Accumulated depreciation	(109,080)	(28,648)	(15,558)	(58,883)	—	(14,333)	(226,502)

(i) Related to fair value adjustments of identifiable assets and goodwill arising from the business combination with Banco Modal.
(ii) The disposal was a non-cash transaction. The amount of R$ 132,003 was recognized in “Accounts receivable” (Note 37.iii) and the loss on disposal (R$3,795) was recorded in the Group’s consolidated statement of income, in “Other operating income (expenses), net” (Note 31).
Summary of intangible assets
(b)    Goodwill and intangible assets

	Software	Goodwill	Customer list	Trademarks	Internally developed intangible (ii)	Total

Balance as of January 1, 2023	88,339	595,222	61,504	12,540	86,577	844,182
Additions	22,387	—	58,692	—	49,140	130,219
Business combination (i)	46,916	1,257,605	355,730	29,909	—	1,690,160
Write-offs	(4,945)	(19,420)	—	(3,113)	(2,722)	(30,200)
Transfers	77,964	—	(7,876)	7,090	(77,178)	—
Foreign exchange	—	—	—	—	1,494	1,494
Amortization in the year	(71,680)	—	(35,076)	(11,468)	(15,586)	(133,810)
Balance as of December 31, 2023	158,981	1,833,407	432,974	34,958	41,725	2,502,045
Cost	302,560	1,833,407	555,674	51,110	41,725	2,784,476
Accumulated amortization	(143,579)	—	(122,700)	(16,152)	—	(282,431)

Balance as of January 1, 2024	158,981	1,833,407	432,974	34,958	41,725	2,502,045
Additions	5,042	4,620	—	—	175,742	185,404
Business combination (i)	—	103,544	(1,633)	(39)	—	101,872
Write-offs	(15,127)	—	—	—	—	(15,127)
Transfers	(28,677)	(20,222)	(9,911)	18,245	40,565	—
Foreign exchange	164	—	—	—	223	387
Amortization in the year	(50,770)	—	(62,449)	(14,254)	(12,659)	(140,132)
Balance as of December 31, 2024	69,613	1,921,349	358,981	38,910	245,596	2,634,449
Cost	197,295	1,921,349	492,886	122,797	266,466	3,000,793
Accumulated amortization	(127,682)	—	(133,905)	(83,887)	(20,870)	(366,344)

Balance as of January 1, 2025	69,613	1,921,349	358,981	38,910	245,596	2,634,449
Additions (ii)	5,246	—	—	—	275,036	280,282
Write-offs	(14,547)	—	—	—	(4,863)	(19,410)
Transfers	104,130	—	—	—	(104,130)	—
Foreign exchange	178	—	—	—	(105)	73
Amortization in the year	(38,587)	—	(60,547)	(12,588)	(20,419)	(132,141)
Balance as of December 31, 2025	126,033	1,921,349	298,434	26,322	391,115	2,763,253
Cost	255,635	1,921,349	490,885	121,859	432,482	3,222,210
Accumulated amortization	(129,602)	—	(192,451)	(95,537)	(41,367)	(458,957)

(i) Related to fair value adjustments of identifiable assets and goodwill arising from the business combination with Banco Modal.
(ii) The addition is related to the development of internal software.
Disclosure of quantitative information about right-of-use assets [text block]
d)    Leases
Set out below are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the period:

	Right-of-use assets	Lease liabilities (ii)

As of January 1, 2023	258,491	285,638
Additions (i)	90,851	116,774
Business combination (Note 5(ii))	17,493	19,802
Depreciation expense	(75,955)	—
Write-offs	(114)	(675)
Interest expense	(3,864)	22,927
Revaluation	1,187	—
Effects of exchange rate	(6,285)	(6,967)
Payment of lease liabilities	—	(132,737)
As of December 31, 2023	281,804	304,762
Current	—	123,978
Non-Current	281,804	180,784

As of January 1, 2024	281,804	304,762
Additions (i)	160,257	157,750
Depreciation expense	(81,339)	—
Interest expense	—	19,135
Revaluation	1,304	—
Cancellation/expiration	(65,050)	(65,050)
Effects of exchange rate	16,165	20,716
Payment of lease liabilities	—	(125,966)
As of December 31, 2024	313,141	311,347
Current	—	40,756
Non-Current	313,141	270,591

As of January 1, 2025	313,141	311,347
Additions (i)	136,513	136,547
Depreciation expense	(83,732)	—
Interest expense	—	14,736
Revaluation	1,304	—
Cancellation/expiration	(19,008)	(19,008)
Effects of exchange rate	(7,632)	(9,055)
Payment of lease liabilities	—	(123,150)
As of December 31, 2025	340,586	311,417
Current	85,872	62,340
Non-Current	254,714	249,077

(i)Additions to right-of-use assets in the period include prepayments to lessors and accrued liabilities.
(ii)Note 19b.